Summary of Significant Accounting Policies (Details Narrative)		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 27, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Jun. 30, 2023 shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 29, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Conversion ratio					0.41
Common stock, par or stated value per share | $ / shares		$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Stock issued during period shares, new issues | shares				7,185,734	197,711	109,739	120,000,000	35,000
Aggregate cash amount percentage					50.00%
Proceeds from shortfall sale percentage					100.00%
VWAP price percentage					9000.00%
Share price | $ / shares		$ 2.00			$ 2.00
Fair value of assets acquired					$ 1,300,000
capitalized net of tax							$ 1,300,000
Valuation allowance									$ 5,000,000
Caldi co funded amount		$ 3,251,000	$ 1,945,000		$ 9,050,000	$ 4,994,000	$ 7,257,000	$ 3,798,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life							3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life							5 years
Forward Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Sale of shares | shares					1,000,000
Sale price per share | $ / shares		$ 10.00			$ 10.00
Sale value					$ 10,000,000.0
Fair value		$ 4,500,000			$ 4,500,000
Forward Purchase Agreement [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Sale price per share | $ / shares		$ 2.00			$ 2.00
Government Grants [Member]
Property, Plant and Equipment [Line Items]
Government grants award	$ 800,000
Government Grants [Member] | CIRM Award [Member]
Property, Plant and Equipment [Line Items]
Government grants award	3,100,000	$ 700,000			$ 2,300,000
S N V 1 Program [Member]
Property, Plant and Equipment [Line Items]
Caldi co funded amount	800,000
S N V 1 Program [Member] | California Institute For Regenerative Medicine Grants [Member]
Property, Plant and Equipment [Line Items]
Grants receivables	$ 3,100,000						$ 0
Proceeds from grants							$ 740,000
FLAG Class A Common Stock [Member]
Property, Plant and Equipment [Line Items]
Common stock, par or stated value per share | $ / shares		$ 0.0001			$ 0.0001
Stock issued during period shares, new issues | shares					1,000,000
Reset price | $ / shares		$ 10.00			$ 10.00